Schedule of Operating Lease Assets and Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Operating lease liability	$ 267,227	$ 316,008		$ 546,022
Weighted average remaining lease term	1 year	1 year 3 months		2 years 3 months
Weighted average discount rate	5.00%	5.00%		5.00%
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease - right-of-use asset - non-current	$ 239,542	$ 297,394		$ 521,782
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease - right-of-use asset - non-current	268,009	286,397	$ 316,557
Operating lease liability	$ 270,563	$ 287,994
Weighted average remaining lease term	3 years 3 months 29 days	3 years 6 months 29 days
Weighted average discount rate	5.00%	5.00%